Summary of Marketable Securities by Asset Type (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	$ 129,660	$ 105,483
Available-for-Sale Securities, Gross Unrealized Gains	14,645	8,644
Available-for-Sale Securities, Gross Unrealized Losses	(1,425)	(1,034)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	142,880	113,093
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	106,838	83,094
Available-for-Sale Securities, Gross Unrealized Gains	14,223	8,089
Available-for-Sale Securities, Gross Unrealized Losses	(1,261)	(891)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	119,800	90,292
Equity securities | Stocks | Foreign
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	984	1,090
Available-for-Sale Securities, Gross Unrealized Gains	669	244
Available-for-Sale Securities, Gross Unrealized Losses	(20)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	1,633	1,334
Equity securities | Stocks | Domestic
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	31,071	24,492
Available-for-Sale Securities, Gross Unrealized Gains	8,965	5,265
Available-for-Sale Securities, Gross Unrealized Losses	(132)	(392)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	39,904	29,365
Equity securities | Mutual funds | Foreign
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	30,541	18,328
Available-for-Sale Securities, Gross Unrealized Gains	2,799	1,901
Available-for-Sale Securities, Gross Unrealized Losses		(7)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	33,340	20,222
Equity securities | Mutual funds | Domestic
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	44,242	39,184
Available-for-Sale Securities, Gross Unrealized Gains	1,790	679
Available-for-Sale Securities, Gross Unrealized Losses	(1,109)	(492)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	44,923	39,371
Fixed maturity
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	22,822	22,389
Available-for-Sale Securities, Gross Unrealized Gains	422	555
Available-for-Sale Securities, Gross Unrealized Losses	(164)	(143)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	23,080	22,801
Fixed maturity | U.S. Treasury and other government
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	21,156	20,528
Available-for-Sale Securities, Gross Unrealized Gains	152	247
Available-for-Sale Securities, Gross Unrealized Losses	(164)	(139)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	21,144	20,636
Fixed maturity | Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	1,544	1,724
Available-for-Sale Securities, Gross Unrealized Gains	212	244
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	1,756	1,968
Fixed maturity | Foreign bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	37	37
Available-for-Sale Securities, Gross Unrealized Gains	3	4
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	40	41
Fixed maturity | Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	85	100
Available-for-Sale Securities, Gross Unrealized Gains	55	60
Available-for-Sale Securities, Gross Unrealized Losses		(4)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	$ 140	$ 156